VIRTUS AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Biotechnology—15.8%
AbbVie, Inc.	25,555	$ 2,757
Arena Pharmaceuticals, Inc.(1)	5,895	351
Argenx SE ADR(1)	2,710	818
Ascendis Pharma A.S. ADR(1)	3,190	508
Avita Medical, Inc.(1)	46,575	825
Biogen, Inc.(1)	1,675	474
Biohaven Pharmaceutical Holding Co. Ltd.(1)	5,250	729
BioNTech SE ADR(1)	2,310	631
Blueprint Medicines Corp.(1)	6,560	674
Deciphera Pharmaceuticals, Inc.(1)	1	—(2)
Gilead Sciences, Inc.	53,585	3,743
Horizon Therapeutics plc(1)	64,765	7,094
Moderna, Inc.(1)	11,980	4,611
Natera, Inc.(1)	26,595	2,964
Neurocrine Biosciences, Inc.(1)	8,900	854
Novavax, Inc.(1)	3,135	650
Regeneron Pharmaceuticals, Inc.(1)	1,820	1,101
TG Therapeutics, Inc.(1)	27,845	927
Turning Point Therapeutics, Inc.(1)	8,335	554
Vertex Pharmaceuticals, Inc.(1)	3,940	715
		30,980

Electronic Equipment, Instruments & Components—0.7%
908 Devices, Inc.(1)	42,220	1,373
Healthcare Equipment & Supplies—22.3%
Alcon, Inc.	42,365	3,409
Align Technology, Inc.(1)	8,170	5,436
Boston Scientific Corp.(1)	37,930	1,646
CONMED Corp.	25,950	3,395
Cooper Cos., Inc. (The)	11,170	4,617
Dexcom, Inc.(1)	9,595	5,247
Envista Holdings Corp.(1)	47,775	1,997
Establishment Labs Holdings, Inc.(1)	17,175	1,229
Hologic, Inc.(1)	38,730	2,859
IDEXX Laboratories, Inc.(1)	4,980	3,097
Inari Medical, Inc.(1)	19,225	1,559
Medtronic plc	62,510	7,836
Novocure Ltd.(1)	5,480	637
Quotient Ltd.(1)	264,824	620
		43,584

Healthcare Providers & Services—11.7%
Anthem, Inc.	10,815	4,032
Centene Corp.(1)	54,915	3,422
Humana, Inc.	16,555	6,442
LHC Group, Inc.(1)	6,255	981
	Shares	Value

Healthcare Providers & Services—continued
Oak Street Health, Inc.(1)	10,505	$ 447
Tenet Healthcare Corp.(1)	58,295	3,873
UnitedHealth Group, Inc.	9,151	3,576
		22,773

Internet & Direct Marketing Retail—0.3%
Chewy, Inc. Class A(1)	8,380	571
Life Sciences Tools & Services—10.8%
Avantor, Inc.(1)	176,040	7,200
ICON plc ADR(1)	15,345	4,021
PerkinElmer, Inc.	13,920	2,412
Syneos Health, Inc. Class A(1)	33,080	2,894
Thermo Fisher Scientific, Inc.	7,965	4,550
		21,077

Personal Products—0.5%
Beauty Health Co. (The)(1)	39,755	1,032
Pharmaceuticals—34.9%
Alpha Teknova, Inc.(1)	54,667	1,361
AstraZeneca plc Sponsored ADR	211,910	12,727
Bristol-Myers Squibb Co.	124,240	7,351
Catalent, Inc.(1)	33,895	4,510
Daiichi Sankyo Co., Ltd.	85,800	2,281
Eisai Co. Ltd.	7,300	547
Eli Lilly & Co.	41,350	9,554
Novartis AG Sponsored ADR	77,883	6,369
Novo Nordisk A.S. Sponsored ADR	36,805	3,534
Pfizer, Inc.	228,399	9,824
Roche Holding AG Sponsored ADR	98,050	4,458
Sanofi ADR	19,030	917
Zoetis, Inc. Class A	24,615	4,779
		68,212

Total Common Stocks (Identified Cost $160,674)		189,602

Rights—0.0%
Pharmaceuticals—0.0%
Elanco Animal Health, Inc.(1)(3)	38,000	—
Total Rights (Identified Cost $1)		—

Total Long-Term Investments—97.0% (Identified Cost $160,675)		189,602

	Shares	Value

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	5,735,369	$ 5,736
Total Short-Term Investment (Identified Cost $5,736)		5,736

TOTAL INVESTMENTS—99.9% (Identified Cost $166,411)		$195,338
Other assets and liabilities, net—0.1%		228
NET ASSETS—100.0%		$195,566

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	74%
Switzerland	7
United Kingdom	7
Ireland	6
Denmark	2
Japan	1
Virgin Islands (British)	1
Other	2
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$189,602	$186,774	$2,828	$—
Rights	—	—	—	—(1)
Money Market Mutual Fund	5,736	5,736	—	—
Total Investments	$195,338	$192,510	$2,828	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI HEALTH SCIENCES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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